Average Annual Total Returns{- Fidelity Flex Freedom Blend 2005 Fund} - 03.31 Fidelity Flex Freedom Blend Funds Combo PRO-12 - Fidelity Flex Freedom Blend 2005 Fund	Fidelity Flex Freedom Blend 2005 Fund Return Before Taxes Past 1 year	Fidelity Flex Freedom Blend 2005 Fund Return Before Taxes Since Inception		Fidelity Flex Freedom Blend 2005 Fund After Taxes on Distributions Past 1 year	Fidelity Flex Freedom Blend 2005 Fund After Taxes on Distributions Since Inception		Fidelity Flex Freedom Blend 2005 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Freedom Blend 2005 Fund After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		F0556 Past 1 year	F0556 Since Inception
Total	3.98%	6.21%	[1]	2.15%	4.63%	[1]	2.83%	4.30%	[1]	(1.54%)	3.37%	[1]	3.80%	6.11%	[1]

[1]	(a)From June 8, 2017